Cover	Aug. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2026
Entity File Number	001-12930
Entity Registrant Name	AGCO CORP /DE
Entity Central Index Key	0000880266
Entity Tax Identification Number	58-1960019
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4205 River Green Parkway
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30096
City Area Code	770
Local Phone Number	813-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AGCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false